7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tables/Schedules
Schedule of continuity of warrants
	Exercise	December 31,				December 31,
Expiry date	price	2018	Issued	Exercised	Expired	2019
July 4, 2019	$0.15	13,547,000	-	-	(13,547,000)	-
March 26, 2020 *	$0.12	6,875,000	-	-	-	6,875,000
July 12, 2020	$0.15	10,170,000	-	-	-	10,170,000
November 9, 2021 (1)	$0.10	10,000,000	-	-	-	10,000,000
December 17, 2021 (1)	$0.10	4,640,000	-	-	-	4,640,000
February 25, 2022 (1)	$0.10	-	2,000,000	-	-	2,000,000
December 18, 2021	$0.05	-	1,820,000	-	-	1,820,000
Outstanding		45,232,000	3,820,000	-	(13,547,000)	35,505,000
Weighted average exercise price		$0.13	$0.08	$Nil	$0.15	$0.12

The continuity of warrants for the year ended December 31, 2018 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
July 14, 2018	$0.15	10,920,000	-	-	(10,920,000)	-
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	10,170,000	-	-	-	10,170,000
March 26, 2020	$0.12	-	6,875,000	-	-	6,875,000
November 9, 2021 (1)	$0.10	-	10,000,000	-	-	10,000,000
December 17, 2021 (1)	$0.10	-	4,640,000	-	-	4,640,000
Outstanding		34,637,000	21,515,000	-	(10,920,000)	45,232,000
Weighted average exercise price		$0.15	$0.11	$Nil	$0.15	$0.13

The continuity of warrants for the year ended December 31, 2017 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
March 28, 2017	$0.40	4,000,000	-	-	(4,000,000)	-
August 22, 2017	$0.40	4,400,000	-	-	(4,400,000)	-
October 4, 2017	$0.25	7,990,000	-	-	(7,990,000)	-
July 14, 2018	$0.15	10,920,000	-	-	-	10,920,000
July 4, 2019	$0.15	13,547,000	-	-	-	13,547,000
July 12, 2020	$0.15	-	10,170,000	-	-	10,170,000
Outstanding		40,857,000	10,170,000	-	(16,390,000)	34,637,000
Weighted average exercise price		$0.22	$0.15	$Nil	$0.33	$0.15